Principal accounting policies - Property and equipment, net (Details) - Minimum	12 Months Ended
Dec. 31, 2018
Leasehold improvements
Property, Plant and Equipment
PP&E useful life (in years)	2 years
Furniture and fixtures
Property, Plant and Equipment
PP&E useful life (in years)	2 years
Office equipment
Property, Plant and Equipment
PP&E useful life (in years)	3 years